Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and Cash Equivalents	$ 0	$ 18,293	$ 22,071
Other Current Assets	5,625	100	5,100
Total Current Assets	5,625	18,393	27,171
Non-Current Assets:
Deferred Offering Costs	500,000	0
Property and Equipment, Net	0	136,533	163,378
Intangible Assets, Net	17,500	47,250	26,000
Total Non-Current Assets	517,500	183,783	189,378
Total Assets	523,125	202,176	216,549
Current Liabilities:
Accounts Payable	78,914	62,172	100,849
Deferred Revenue	0	9,000	0
Other Current Liabilities	0	4,157	0
Related-Party Payables (Note 8)	662,263	139,885	46,200
Current Portion of Related-Party Notes Payable	1,050,000	760,644	112,000
Current Portion of Notes Payable (Note 7)	0	12,515	79,438
Total Current Liabilities	1,791,177	988,373	338,487
Long-Term Liabilities:
Related-Party Notes Payable, Net of Current Portion	0	350,000	0
Notes Payable, Net of Current Portion	0	114,769	840,188
Total Long-Term Liabilities	0	464,769	840,188
Total Liabilities	1,791,177	1,453,142	1,178,675
Commitments and Contingencies
Stockholders' Deficit:
Common stock, $0.001 par value, 500,000,000 shares authorized, 107,845,554 issued and outstanding at December 31, 2024, and 107,845,554 issued and 107,839,299 outstanding at December 31, 2023, respectively	122,276	107,847	107,847
Additional Paid-in Capital	40,141,369	36,668,638	36,490,304
Deferred Stock Compensation	(2,032,625)	0
Accumulated Deficit	(39,499,072)	(38,027,451)	(37,556,941)
Total Stockholders' Deficit Before Treasury Stock		(1,250,966)	(958,790)
Less: Treasury Stock (0 shares and 6,255 shares at cost)		0	(3,336)
Total Stockholders' Deficit	(1,268,052)	(1,250,966)	(962,126)
Total Liabilities and Stockholders' Deficit	$ 523,125	$ 202,176	$ 216,549